Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Class I
June 10, 2016
Prospectus

The following information supplements information for Prime Money Market Portfolio found in the “Shareholder Information-Additional Information about the Purchase and Sale of Shares" section:

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

IMMI-16-04 1.480138.134	June 10, 2016

Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Class II
June 10, 2016
Prospectus

The following information supplements information for Prime Money Market Portfolio found in the “Shareholder Information-Additional Information about the Purchase and Sale of Shares" section:

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

IMMII-16-05 1.480139.131	June 10, 2016

Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Class III
June 10, 2016
Prospectus

The following information supplements information for Prime Money Market Portfolio found in the “Shareholder Information-Additional Information about the Purchase and Sale of Shares" section:

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

IMMIII-16-05 1.480140.130	June 10, 2016

Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Institutional Class
June 10, 2016
Prospectus

The following information supplements information for Prime Money Market Portfolio found in the “Shareholder Information-Additional Information about the Purchase and Sale of Shares" section:

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

PMM-16-05 1.880937.115	June 10, 2016

Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Select Class
June 10, 2016
Prospectus

The following information supplements information for Prime Money Market Portfolio found in the “Shareholder Information-Additional Information about the Purchase and Sale of Shares" section:

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

IMMSC-16-04 1.778424.122	June 10, 2016

Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Class IV
June 10, 2016
Prospectus

The following information supplements information for Prime Money Market Portfolio found in the “Shareholder Information-Additional Information about the Purchase and Sale of Shares" section:

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

TRO-16-05 1.864395.116	June 10, 2016